CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital [member]	Addiitonal paid in capital [member]	Retained earnings [member]	Foreign currency translation reserve [member]	OCI from equity accounted investments [member]	Shareholders's equity [member]	Non-controling interest [member]
Equity beginning balance at Dec. 31, 2018	$ 42,990	$ 1,185	$ 8,247	$ 38,790	$ (5,206)	$ (44)	$ 42,970	$ 19
Net income/(loss)	1,851			1,843			1,843	8
Other comprehensive income/(loss)	323			330	(51)	44	323
Total comprehensive income/(loss)	2,174
Dividends	(3,453)			(3,453)			(3,453)
Share buy-back	(500)		(500)				(500)
Other equity transactions	(52)		(15)	(29)			(44)	(7)
Equity ending balance at Dec. 31, 2019	41,159	1,185	7,732	37,481	(5,258)	0	41,139	20
Net income/(loss)	(5,496)			(5,510)			(5,510)	14
Other comprehensive income/(loss)	977			(87)	1,064	0	977
Total comprehensive income/(loss)	(4,519)
Dividends	(1,833)			(1,833)			(1,833)
Share buy-back	(890)	(21)	(869)				(890)
Other equity transactions	(25)		(11)	0			(11)	(15)
Equity ending balance at Dec. 31, 2020	33,892	1,164	6,852	30,050	(4,194)	0	33,873	19
Net income/(loss)	8,576			8,563			8,563	14
Other comprehensive income/(loss)	(940)			111	(1,052)	0	(940)
Total comprehensive income/(loss)	7,636
Dividends	(2,041)			(2,041)			(2,041)
Share buy-back	(429)	0	(429)				(429)
Other equity transactions	(33)		(15)	0			(15)	(18)
Equity ending balance at Dec. 31, 2021	$ 39,024	$ 1,164	$ 6,408	$ 36,683	$ (5,245)	$ 0	$ 39,010	$ 14